Land Use Right, Net (Tables)	12 Months Ended
Aug. 31, 2018
Land Use Right Net [Abstract]
Schedule of Land Use Right, Net

Land use right, net, consisted of the following:

	As of August 31,
	2017	2018
	RMB	RMB
Land in Ningxiang, Changsha City	38,920	38,920

Less: accumulated amortization	4,226	5,199

Land use right, net	34,694	33,721